Risks (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Tire Supply chain financing [Member]
Concentration Risk [Line Items]
Loan receivable	$ 81,171,725	$ 79,604,804
Loan receivable percentage	39.40%	35.90%
Interest income
Interest income percentage	0.00%	0.00%
Trade and service [Member]
Concentration Risk [Line Items]
Loan receivable	$ 53,712,617	$ 55,090,515
Loan receivable percentage	26.10%	24.90%
Interest income	$ 1,174	$ 156,126
Interest income percentage	0.00%	59.20%
Construction and decoration [Member]
Concentration Risk [Line Items]
Loan receivable	$ 48,013,631	$ 50,889,845
Loan receivable percentage	23.30%	23.00%
Interest income	$ 1,553,786	$ 7,455
Interest income percentage	59.10%	2.80%